Quarterly Holdings Report
for
Fidelity® SAI International Momentum Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IMI-NPRT1-0426
1.9898218.105
Common Stocks - 98.9%
	Shares	Value ($)
AUSTRALIA - 5.5%
Consumer Discretionary - 0.7%
Broadline Retail - 0.5%
Wesfarmers Ltd	91,731	5,291,648
Specialty Retail - 0.2%
Eagers Automotive Ltd	44,543	832,200
JB Hi-Fi Ltd	24,639	1,392,320
		2,224,520
TOTAL CONSUMER DISCRETIONARY		7,516,168
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	81,225	1,203,618
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Woodside Energy Group Ltd	262,116	4,628,052
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	31,643	719,209
Health Care Providers & Services - 0.3%
Sigma Healthcare Ltd	1,286,637	2,768,485
Health Care Technology - 0.1%
Pro Medicus Ltd	11,833	1,517,132
TOTAL HEALTH CARE		5,004,826
Industrials - 0.2%
Professional Services - 0.2%
ALS Ltd	114,302	1,961,201
Materials - 3.6%
Chemicals - 0.1%
Dyno Nobel Ltd	368,187	899,918
Metals & Mining - 3.5%
Capricorn Metals Ltd (b)	102,282	1,053,404
Evolution Mining Ltd	457,595	4,687,287
Fortescue Ltd	374,689	5,479,208
Genesis Minerals Ltd (b)	257,332	1,360,076
Lynas Rare Earths Ltd (b)	207,359	2,087,302
Mineral Resources Ltd (b)	39,639	1,577,490
Northern Star Resources Ltd	322,427	6,497,668
Perseus Mining Ltd	304,510	1,251,069
PLS Group Ltd (b)	689,285	2,059,130
Regis Resources Ltd	170,653	957,804
Rio Tinto PLC	76,080	6,941,108
Sandfire Resources Ltd (b)	103,842	1,435,361
Vault Minerals Ltd (b)	235,347	963,637
Westgold Resources Ltd	212,925	1,091,270
		37,441,814
TOTAL MATERIALS		38,341,732
TOTAL AUSTRALIA		58,655,597
AUSTRIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OMV AG	31,370	1,861,081
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (c)(d)	17,250	2,809,457
Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	23,740	1,125,608
TOTAL AUSTRIA		5,796,146
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	26,147	7,915,701
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	77,760	3,881,578
CHINA - 1.7%
Consumer Discretionary - 1.7%
Broadline Retail - 1.6%
Prosus NV Class N	300,224	17,263,262
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	489,000	901,371
TOTAL CHINA		18,164,633
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	42,426	2,451,024
DENMARK - 0.2%
Financials - 0.1%
Banks - 0.1%
Jyske Bank A/S	9,219	1,342,534
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
ISS A/S	33,369	1,265,833
TOTAL DENMARK		2,608,367
FINLAND - 1.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Neste Oyj	97,071	2,480,761
Financials - 0.6%
Insurance - 0.6%
Sampo Oyj A Shares	557,718	6,219,847
Industrials - 0.4%
Machinery - 0.4%
Wartsila OYJ Abp	99,009	4,013,723
TOTAL FINLAND		12,714,331
FRANCE - 7.7%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Kering SA	7,723	2,410,951
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	27,121	2,125,200
Energy - 0.3%
Energy Equipment & Services - 0.1%
Technip Energies NV	29,345	1,149,266
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	7,353	1,581,932
TOTAL ENERGY		2,731,198
Financials - 0.6%
Banks - 0.6%
Societe Generale SA Series A	69,598	6,098,839
Health Care - 1.9%
Biotechnology - 0.1%
Abivax SA (b)	10,989	1,231,420
Health Care Equipment & Supplies - 1.8%
EssilorLuxottica SA	62,158	19,001,810
TOTAL HEALTH CARE		20,233,230
Industrials - 3.2%
Aerospace & Defense - 2.3%
Safran SA	69,266	24,748,148
Electrical Equipment - 0.9%
Legrand SA	58,034	9,265,593
TOTAL INDUSTRIALS		34,013,741
Real Estate - 0.2%
Retail REITs - 0.2%
Klepierre SA	49,778	1,914,101
Utilities - 1.1%
Multi-Utilities - 1.1%
Engie SA	395,144	11,797,593
TOTAL FRANCE		81,324,853
GERMANY - 7.7%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Scout24 SE (c)(d)	16,902	1,683,924
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (b)	31,166	1,030,698
Financials - 0.2%
Capital Markets - 0.1%
flatexDEGIRO SE	19,145	934,066
Insurance - 0.1%
Talanx AG	11,191	1,412,749
TOTAL FINANCIALS		2,346,815
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Fresenius Medical Care AG	44,476	2,002,266
Fresenius SE & Co KGaA	92,659	5,185,232
TOTAL HEALTH CARE		7,187,498
Industrials - 3.8%
Aerospace & Defense - 1.0%
MTU Aero Engines AG	11,721	5,203,111
Rheinmetall AG	2,359	4,981,503
		10,184,614
Construction & Engineering - 0.1%
HOCHTIEF AG	3,678	1,546,828
Electrical Equipment - 2.7%
Nordex SE (b)	28,242	1,131,511
Siemens Energy AG (b)	163,007	27,930,001
		29,061,512
TOTAL INDUSTRIALS		40,792,954
Information Technology - 1.1%
Software - 1.1%
SAP SE	59,944	11,974,920
Materials - 0.7%
Construction Materials - 0.7%
Heidelberg Materials AG	28,952	7,929,107
Utilities - 0.9%
Multi-Utilities - 0.9%
E.ON SE	426,382	9,029,184
TOTAL GERMANY		81,975,100
HONG KONG - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
Hong Kong Exchanges & Clearing Ltd	150,200	8,280,693
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	229,295	2,568,461
ISRAEL - 2.4%
Financials - 1.5%
Banks - 1.5%
Bank Hapoalim BM	296,660	7,357,042
Bank Leumi Le-Israel BM	335,429	8,086,916
TOTAL FINANCIALS		15,443,958
Industrials - 0.3%
Aerospace & Defense - 0.3%
Elbit Systems Ltd	5,290	3,751,204
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (Israel) (b)	6,426	3,192,631
Tower Semiconductor Ltd (b)	25,205	3,426,641
TOTAL INFORMATION TECHNOLOGY		6,619,272
TOTAL ISRAEL		25,814,434
ITALY - 5.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telecom Italia SpA/Milano (b)	4,238,081	2,863,457
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	56,707	1,392,750
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	44,236	2,390,948
Financials - 4.6%
Banks - 3.3%
Banco BPM SpA	337,758	5,052,561
BPER Banca SPA	224,092	3,149,013
UniCredit SpA	307,000	26,753,841
		34,955,415
Financial Services - 0.2%
Poste Italiane SpA (c)(d)	103,020	2,710,948
Insurance - 1.1%
Generali	220,508	8,988,829
Unipol Assicurazioni SpA	100,598	2,238,803
		11,227,632
TOTAL FINANCIALS		48,893,995
Industrials - 0.6%
Aerospace & Defense - 0.6%
Leonardo SpA	87,747	5,863,837
Utilities - 0.2%
Gas Utilities - 0.2%
Italgas SpA	139,488	1,671,609
TOTAL ITALY		63,076,596
JAPAN - 27.0%
Communication Services - 2.8%
Entertainment - 2.0%
Konami Group Corp	22,700	3,295,871
Nintendo Co Ltd	258,300	15,995,372
Toho Co Ltd/Tokyo	27,800	1,414,969
		20,706,212
Wireless Telecommunication Services - 0.8%
SoftBank Group Corp	348,300	9,511,163
TOTAL COMMUNICATION SERVICES		30,217,375
Consumer Discretionary - 3.6%
Automobile Components - 0.9%
Sumitomo Electric Industries Ltd	178,900	7,772,833
Toyo Tire Corp	27,400	735,990
Yokohama Rubber Co Ltd/The	33,000	1,298,591
		9,807,414
Automobiles - 0.1%
Subaru Corp	44,100	946,746
Hotels, Restaurants & Leisure - 0.2%
Food & Life Cos Ltd	26,200	1,434,093
Skylark Holdings Co Ltd	51,300	1,043,833
		2,477,926
Household Durables - 1.9%
Sony Group Corp	925,400	20,403,136
Specialty Retail - 0.1%
USS Co Ltd	92,900	1,024,685
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	163,700	3,929,604
TOTAL CONSUMER DISCRETIONARY		38,589,511
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.9%
Aeon Co Ltd	627,300	8,572,884
Food Products - 0.1%
Toyo Suisan Kaisha Ltd	21,500	1,532,340
TOTAL CONSUMER STAPLES		10,105,224
Energy - 0.5%
Energy Equipment & Services - 0.1%
Modec Inc	10,800	1,046,782
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	207,100	4,607,426
TOTAL ENERGY		5,654,208
Financials - 4.1%
Banks - 3.8%
Mizuho Financial Group Inc	492,200	21,370,311
Sumitomo Mitsui Financial Group Inc	536,300	18,872,639
		40,242,950
Capital Markets - 0.3%
SBI Holdings Inc	122,000	2,746,498
TOTAL FINANCIALS		42,989,448
Health Care - 1.0%
Pharmaceuticals - 1.0%
Otsuka Holdings Co Ltd	114,200	6,819,089
Shionogi & Co Ltd	180,400	3,714,289
TOTAL HEALTH CARE		10,533,378
Industrials - 6.3%
Building Products - 0.1%
Takasago Thermal Engineering Co Ltd	25,100	724,974
Construction & Engineering - 1.5%
INFRONEER Holdings Inc	50,800	760,227
Kajima Corp	101,300	4,123,740
Kandenko Co Ltd	23,600	848,325
Kinden Corp	26,100	1,153,217
Obayashi Corp	148,200	3,339,192
Shimizu Corp	122,700	2,171,194
Taisei Corp	37,100	3,689,384
		16,085,279
Electrical Equipment - 0.7%
Fujikura Ltd	62,000	7,840,140
Industrial Conglomerates - 2.2%
Hitachi Ltd	636,400	22,083,167
Machinery - 1.8%
Daifuku Co Ltd	83,400	2,984,422
IHI Corp	244,000	5,625,433
Mitsubishi Heavy Industries Ltd	329,900	9,713,556
Mitsui E&S Co Ltd	23,200	1,029,878
		19,353,289
TOTAL INDUSTRIALS		66,086,849
Information Technology - 5.3%
Electronic Equipment, Instruments & Components - 0.4%
Azbil Corp	106,100	923,473
Ibiden Co Ltd	63,500	3,376,464
		4,299,937
IT Services - 1.6%
Fujitsu Ltd	181,800	5,051,455
NEC Corp	307,400	10,348,630
TIS Inc	45,800	1,331,148
		16,731,233
Semiconductors & Semiconductor Equipment - 3.3%
Advantest Corp	172,700	28,461,576
Kioxia Holdings Corp (b)	41,400	5,714,035
		34,175,611
TOTAL INFORMATION TECHNOLOGY		55,206,781
Materials - 0.3%
Metals & Mining - 0.3%
JX Advanced Metals Corp	121,400	1,989,733
Mitsui Kinzoku Co Ltd	12,900	1,697,939
TOTAL MATERIALS		3,687,672
Real Estate - 1.4%
Office REITs - 0.1%
Orix JREIT Inc	1,244	832,763
Real Estate Management & Development - 1.2%
Mitsubishi Estate Co Ltd	281,900	7,176,829
Mitsui Fudosan Co Ltd	506,300	5,782,406
		12,959,235
Retail REITs - 0.1%
Japan Metropolitan Fund Invest	1,621	1,274,720
TOTAL REAL ESTATE		15,066,718
Utilities - 0.7%
Electric Utilities - 0.1%
Kyushu Electric Power Co Inc	102,800	1,144,178
Gas Utilities - 0.6%
Osaka Gas Co Ltd	89,700	3,358,244
Tokyo Gas Co Ltd	71,900	3,180,585
		6,538,829
TOTAL UTILITIES		7,683,007
TOTAL JAPAN		285,820,171
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fresnillo PLC	41,516	2,103,048
NETHERLANDS - 1.7%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	78,189	3,054,777
Food Products - 0.1%
JDE Peet's NV	35,205	1,319,510
TOTAL CONSUMER STAPLES		4,374,287
Energy - 0.1%
Energy Equipment & Services - 0.1%
SBM Offshore NV	38,618	1,383,346
Health Care - 1.2%
Biotechnology - 1.2%
Argenx SE (b)	13,784	11,591,951
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV	362	519,074
TOTAL NETHERLANDS		17,868,658
NEW ZEALAND - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	125,845	2,948,260
NIGERIA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Airtel Africa PLC (c)(d)	172,666	754,166
NORWAY - 0.4%
Consumer Staples - 0.4%
Food Products - 0.4%
Mowi ASA	99,863	2,295,797
Orkla ASA	167,956	1,991,648

TOTAL NORWAY		4,287,445
SINGAPORE - 2.6%
Financials - 2.0%
Banks - 1.8%
DBS Group Holdings Ltd	394,000	18,335,666
Capital Markets - 0.2%
Singapore Exchange Ltd	167,500	2,321,378
TOTAL FINANCIALS		20,657,044
Industrials - 0.2%
Aerospace & Defense - 0.2%
Singapore Technologies Engineering Ltd	338,300	2,606,194
Real Estate - 0.4%
Diversified REITs - 0.2%
CapitaLand Integrated Commercial Trust	1,303,100	2,448,242
Real Estate Management & Development - 0.1%
UOL Group Ltd	104,800	893,037
Specialized REITs - 0.1%
Keppel DC REIT	389,104	697,396
TOTAL REAL ESTATE		4,038,675
TOTAL SINGAPORE		27,301,913
SPAIN - 9.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Repsol SA	254,288	5,009,755
Financials - 6.5%
Banks - 6.5%
Banco Bilbao Vizcaya Argentaria SA	1,097,334	27,854,370
Banco de Sabadell SA	974,260	3,816,743
Banco Santander SA	1,763,446	22,515,800
Bankinter SA	145,848	2,492,943
CaixaBank SA	826,650	10,911,937
Unicaja Banco SA (c)(d)	307,131	1,050,671
TOTAL FINANCIALS		68,642,464
Industrials - 0.5%
Construction & Engineering - 0.5%
ACS Actividades de Construccion y Servicios SA	44,303	4,970,503
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (b)	44,669	24,568
TOTAL INDUSTRIALS		4,995,071
Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA (e)	16,720	1,082,120
Utilities - 2.2%
Electric Utilities - 2.1%
Endesa SA	70,804	2,609,306
Iberdrola SA	854,793	19,218,099
		21,827,405
Gas Utilities - 0.1%
Naturgy Energy Group SA	41,724	1,309,636
TOTAL UTILITIES		23,137,041
TOTAL SPAIN		102,866,451
SWEDEN - 1.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Telia Co AB	387,868	1,765,708
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	124,913	2,285,105
TOTAL COMMUNICATION SERVICES		4,050,813
Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	62,018	1,832,516
Industrials - 0.5%
Aerospace & Defense - 0.5%
Saab AB B Shares	63,415	4,947,823
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Lagercrantz Group AB B Shares	43,431	953,702
Materials - 0.4%
Metals & Mining - 0.4%
Boliden AB (b)	64,052	4,505,752
TOTAL SWEDEN		16,290,606
SWITZERLAND - 4.7%
Health Care - 1.3%
Pharmaceuticals - 1.3%
Galderma Group AG	29,895	5,572,397
Sandoz Group AG	99,157	7,847,391
TOTAL HEALTH CARE		13,419,788
Industrials - 2.7%
Electrical Equipment - 2.7%
ABB Ltd	331,319	28,525,934
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Logitech International SA	31,886	2,748,700
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Allreal Holding AG	3,291	962,119
Mobimo Holding AG	1,639	824,747
Swiss Prime Site AG	16,966	2,881,620
TOTAL REAL ESTATE		4,668,486
TOTAL SWITZERLAND		49,362,908
UNITED KINGDOM - 13.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc	49,617	1,069,321
Consumer Discretionary - 0.6%
Broadline Retail - 0.4%
Next PLC	25,793	4,681,729
Leisure Products - 0.2%
Games Workshop Group PLC	7,350	1,714,782
TOTAL CONSUMER DISCRETIONARY		6,396,511
Consumer Staples - 3.3%
Consumer Staples Distribution & Retail - 0.8%
Tesco PLC	1,456,573	8,475,509
Food Products - 0.1%
Cranswick PLC	12,233	880,473
Personal Care Products - 1.1%
Unilever PLC	170,336	11,587,861
Tobacco - 1.3%
British American Tobacco PLC	116,583	7,043,199
Imperial Brands PLC	168,538	7,098,446
		14,141,645
TOTAL CONSUMER STAPLES		35,085,488
Financials - 5.5%
Banks - 5.4%
HSBC Holdings PLC	1,856,367	32,748,032
NatWest Group PLC	1,442,269	13,145,973
Standard Chartered PLC	421,189	10,776,723
		56,670,728
Insurance - 0.1%
Admiral Group PLC	32,000	1,204,148
TOTAL FINANCIALS		57,874,876
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	40,852	696,251
Industrials - 3.3%
Aerospace & Defense - 2.8%
Babcock International Group PLC	112,702	2,212,996
Rolls-Royce Holdings PLC	1,654,117	27,651,836
		29,864,832
Commercial Services & Supplies - 0.1%
Serco Group PLC	226,751	930,824
Construction & Engineering - 0.1%
Balfour Beatty PLC	111,234	1,086,758
Passenger Airlines - 0.3%
International Consolidated Airlines Group SA	516,018	2,952,882
TOTAL INDUSTRIALS		34,835,296
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Halma PLC	85,556	4,148,980
Real Estate - 0.1%
Industrial REITs - 0.1%
LondonMetric Property PLC	430,624	1,177,899
Utilities - 0.5%
Multi-Utilities - 0.3%
Centrica PLC	1,053,830	2,753,515
Water Utilities - 0.2%
United Utilities Group PLC	153,669	2,622,104
TOTAL UTILITIES		5,375,619
TOTAL UNITED KINGDOM		146,660,241
UNITED STATES - 1.6%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA	74,891	1,663,550
Health Care - 0.7%
Pharmaceuticals - 0.7%
GSK PLC	4,555	117,800
Novartis AG	50,007	7,419,530
TOTAL HEALTH CARE		7,537,330
Industrials - 0.7%
Construction & Engineering - 0.7%
Ferrovial SE	105,785	7,149,866
Materials - 0.0%
Construction Materials - 0.0%
Buzzi SpA	18,482	1,049,814
TOTAL UNITED STATES		17,400,560
TOTAL COMMON STOCKS (Cost $716,366,581)		1,048,891,941

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $193,776)	3.82	194,000	193,806

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	8,583,972	8,585,688
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	94,473	94,483
TOTAL MONEY MARKET FUNDS (Cost $8,680,171)			8,680,171

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $725,240,528)	1,057,765,918
NET OTHER ASSETS (LIABILITIES) - 0.3% (f)	3,201,875
NET ASSETS - 100.0%	1,060,967,793

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	80	3/2026	12,147,200	146,612

The notional amount of long futures as a percentage of Net Assets is 1.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,009,166 or 0.8% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,009,166 or 0.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Includes $177,524 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $193,806.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,553,967	18,924,821	19,893,090	50,780	(10)	-	8,585,688	8,583,972	0.0%
Fidelity Securities Lending Cash Central Fund	-	5,506,826	5,412,435	17,346	92	-	94,483	94,473	0.0%
Total	9,553,967	24,431,647	25,305,525	68,126	82	-	8,680,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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